Organisation and basis of preparation (Details)	6 Months Ended
Jun. 30, 2022
Organisation and basis of preparation [Abstract]
Name of reporting entity or other means of identification	Equinor ASA
Domicile of entity	Norway
Country of incorporation	Norway
Address of entity's registered office	Forusbeen 50, N-4035 Stavanger, Norway
Description of nature of entity's operations and principal activities	Equinor’s business consists principally of the exploration, production, transportation, refining and marketing of petroleum and petroleum-derived products, and other forms of energy.
Equinor Energy AS [member]
Disclosure of subsidiaries [table]
Proportion of ownership interest in subsidiary	100.00%